Intangible Assets - Additional Information (Q1) (Details) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Amortization expense for intangible assets	$ 0.1	$ 0.6	$ 7.8	$ 2.7	$ 1.3